Share-Based Compensation - Weighted Average Assumptions Used to Estimate Fair Value of WhiteWave Stock Appreciation Rights Grants Issued (Detail) (WhiteWave Foods [Member], Stock Appreciation Rights (SARs) [Member])
	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
WhiteWave Foods [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	28.00%	28.00%
Expected dividend yield	0.00%	0.00%
Expected option term	6 years	6 years
Risk-free rate of return	1.13%	1.05%